UNCONSOLIDATED STRUCTURED ENTITIES	12 Months Ended
Dec. 31, 2025
Disclosure of unconsolidated structured entities [abstract]
UNCONSOLIDATED STRUCTURED ENTITIES

NOTE 32 – UNCONSOLIDATED STRUCTURED ENTITIES

The term "unconsolidated structured entities" refers to all structured entities that are not controlled by Grupo Aval. Grupo Aval enters into transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

The table below shows the total assets of unconsolidated structured entities in which Grupo Aval had an interest at the reporting date and its maximum exposure to loss in relation to those interests:

Nature and risks associated with Grupo Aval’s interests in unconsolidated structured entities

	Grupo		funds
	Aval’s managed		managed by
December 31, 2025	funds		other entities (Nexus and Pactia)		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	5,196,240	Ps.	4,086,202	Ps.	9,282,442
Other account receivables		46,899		—		46,899
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		5,243,139		4,086,202		9,329,341
Grupo Aval’s maximum exposure (1)	Ps.	5,243,139	Ps.	4,086,202	Ps.	9,329,341

(1) Represent 2.67%, respectively of the Grupo Aval’s managed funds total assets.

	Grupo		funds
	Aval’s managed		managed by
December 31, 2024	funds		other entities (Nexus and Pactia)(1)		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	4,138,387	Ps.	3,099,853	Ps.	7,238,240
Other account receivables		36,578		107		36,685
Total assets in relation to Grupo Aval’s interests in the unconsolidated structured entities		4,174,965		3,099,960		7,274,925
Grupo Aval’s maximum exposure (2)	Ps.	4,174,965	Ps.	3,099,960	Ps.	7,274,925

(1) Includes the Private Equity Fund Pactia Inmobiliario, as of October 29, 2024, for a value of Ps. 324,220.

(2) Represent 2.22%, respectively of the Grupo Aval’s managed funds total assets.

In the normal course of operations, Grupo Aval has trust companies that manage collective investment funds and assets of third parties where the managing trustees receive commissions. Additionally, Grupo Aval’s subsidiary Fondo de Pensiones y Cesantias Porvenir manages mandatory pension funds and defined contribution plans. For management services provided by Porvenir, commissions received vary according to the performance of each fund or asset managed.

The obligations of these entities in the administration of these assets are obligations of means and do not guarantee the results. The maximum exposure risk of loss is determined by the possible failures in the administration of the funds by the amount of the returns that manages and the return of the results of assets the clients.